CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Financial Advisor	Vendor	Employees	Series B Convertible Preferred Stock	Series B Convertible Preferred Stock Financial Advisor	Series B Convertible Preferred Stock Vendor	Series B Convertible Preferred Stock Employees	Common Stock	Common Stock Financial Advisor	Common Stock Vendor	Common Stock Employees	Treasury Stock	Treasury Stock Financial Advisor	Treasury Stock Vendor	Treasury Stock Employees	Additional Paid-in Capital	Additional Paid-in Capital Financial Advisor	Additional Paid-in Capital Vendor	Additional Paid-in Capital Employees	Accumulated Deficit	Accumulated Deficit Financial Advisor	Accumulated Deficit Vendor	Accumulated Deficit Employees
Balance at Dec. 31, 2012	$ 1,928				$ 15				$ 8				$ 0				$ (23)				$ 1,928
Balance (in shares) at Dec. 31, 2012					14,999,000				7,668,000				0
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013	15,216				0				7				(713)				15,922				0
Net assets received and shares outstanding at time of reverse merger completed on September 18, 2013 (in shares)					0				6,552,000				355,000
Incentive shares vested		4,441	3,125	614		0	0	0		1	1	0		0	0	0		4,440	3,124	614		0	0	0
Incentive shares vested (in shares)						0	0	0		1,326,000	1,445,000	183,000		0	0	0
Purchase of treasury shares at cost	0				0				0				(127)				127				0
Purchase of treasury shares at cost (in shares)					0				0				39,000
Issuance of common stock and warrants, net cost of $0.2 million	11,694				0				4				0				11,690				0
Issuance of common stock and warrants, net cost of $0.2 million (in shares)					0				3,961,000				0
Stock options granted	212				0				0				0				212				0
Net contribution from related party shareholder	1,292				0				0				0				1,292				0
Net loss	(14,369)				0				0				0				0				(14,369)
Balance at Dec. 31, 2013	24,153				15				21				(840)				37,398				(12,441)
Balance (in shares) at Dec. 31, 2013					14,999,000				21,135,000				394,000
Net contribution from related party shareholder	80				0				0				0				80				0
Stock based compensation	5,424				0				0				0				5,424				0
Net loss	(15,618)				0				0				0				0				(15,618)
Balance at Dec. 31, 2014	$ 14,039				$ 15				$ 21				$ (840)				$ 42,902				$ (28,059)
Balance (in shares) at Dec. 31, 2014					14,999,000				21,135,000				394,000